Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ProShares Trust and Shareholders of each of the one hundred twenty-one funds listed below

In planning and performing our audits of the financial statements of each of the funds listed below (constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of and for the year or period ended May 31, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

Big Data Refiners ETF
Short Financials
Ultra Technology
Bitcoin Strategy ETF
Short FTSE China 50
Ultra Utilities
Decline of the Retail Store ETF
Short High Yield
UltraPro Dow30SM
DJ Brookfield Global Infrastructure ETF
Short MidCap400
UltraPro MidCap400
Equities for Rising Rates ETF
Short MSCI EAFE
UltraPro QQQ
Global Listed Private Equity ETF
Short MSCI Emerging Markets
UltraPro Russell2000
Hedge Replication ETF
Short QQQ
UltraPro S&P500
High Yield-Interest Rate Hedged
Short Real Estate
UltraPro Short 20+ Year Treasury
Inflation Expectations ETF
Short Russell2000
UltraPro Short Dow30SM
Investment Grade-Interest Rate Hedged
Short S&P500
UltraPro Short MidCap400
K-1 Free Crude Oil Strategy ETF
Short SmallCap600
UltraPro Short QQQ
Large Cap Core Plus
Smart Materials ETF
UltraPro Short Russell2000
Long Online/Short Stores ETF
Supply Chain Logistics ETF
UltraPro Short S&P500
Merger ETF
Ultra 20+ Year Treasury
UltraShort 20+ Year Treasury
Metaverse ETF
Ultra 7-10 Year Treasury
UltraShort 7-10 Year Treasury
MSCI EAFE Dividend Growers ETF
Ultra Communication Services
UltraShort Consumer Discretionary
MSCI Emerging Markets Dividend Growers ETF
Ultra Consumer Discretionary
UltraShort Consumer Staples
MSCI Europe Dividend Growers ETF
Ultra Consumer Staples
UltraShort Dow30SM
MSCI Transformational Changes ETF
Ultra Dow30SM
UltraShort Energy
Nanotechnology ETF
Ultra Energy
UltraShort Financials
Nasdaq-100 Dorsey Wright Momentum ETF
Ultra Financials
UltraShort FTSE China 50
On-Demand ETF
Ultra FTSE China 50
UltraShort FTSE Europe
Online Retail ETF
Ultra FTSE Europe
UltraShort Health Care
Pet Care ETF
Ultra Health Care
UltraShort Industrials
Russell 2000 Dividend Growers ETF
Ultra High Yield
UltraShort Materials
Russell U.S. Dividend Growers ETF
Ultra Industrials
UltraShort MidCap400
S&P 500 Bond ETF
Ultra Materials
UltraShort MSCI Brazil Capped
S&P 500 Dividend Aristocrats ETF
Ultra MidCap400
UltraShort MSCI EAFE
S&P 500 Ex-Energy ETF
Ultra MSCI Brazil Capped
UltraShort MSCI Emerging Markets
S&P 500 Ex-Financials ETF
Ultra MSCI EAFE
UltraShort MSCI Japan
S&P 500 Ex-Health Care ETF
Ultra MSCI Emerging Markets
UltraShort Nasdaq Biotechnology
S&P 500 Ex-Technology ETF
Ultra MSCI Japan
UltraShort QQQ
S&P Global Core Battery Metals ETF
Ultra Nasdaq Biotechnology
UltraShort Real Estate
S&P Kensho Cleantech ETF
Ultra Nasdaq Cloud Computing
UltraShort Russell2000
S&P Kensho Smart Factories ETF
Ultra Nasdaq Cybersecurity
UltraShort S&P500
S&P MidCap 400 Dividend Aristocrats ETF
Ultra QQQ
UltraShort Semiconductors
S&P Technology Dividend Aristocrats ETF
Ultra Real Estate
UltraShort SmallCap600
Short 20+ Year Treasury
Ultra Russell2000
UltraShort Technology
Short 7-10 Year Treasury
Ultra S&P500
UltraShort Utilities
Short Bitcoin Strategy ETF
Ultra Semiconductors
Ultra SmallCap600
Short Dow30SM

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of May 31, 2023.

This report is intended solely for the information and use of the Board of Trustees of ProShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
July 27, 2023